CORPORATE INFORMATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Corporate Information and Nature of Operations	Corporate Information and Nature of Operations
IAMGOLD Corporation (“IAMGOLD” or the "Company”) is a corporation governed by the Canada Business Corporations Act whose shares are publicly traded on the New York Stock Exchange (NYSE:IAG) and the Toronto Stock Exchange (TSX:IMG). The address of the Company’s registered office is 401 Bay Street, Suite 3200, Toronto, Ontario, Canada, M5H 2Y4.
The Company has three operating mines: Essakane (Burkina Faso), Rosebel (Suriname) and Westwood (Canada), and is building the large-scale, long life Côté Gold project (Canada) with production planned to commence in early 2024. On October 18, 2022 the Company entered into a definitive agreement to sell its interests in Rosebel and the transaction closed on January 31, 2023. Rosebel is accounted for as an asset held for sale and discontinued operation (note 5). The Company has an established portfolio of early stage and advanced exploration projects within high potential mining districts in the Americas. The Company announced a transaction on December 20, 2022 to sell its interest in its development and exploration assets in West Africa (the "Bambouk assets") (note 5).
The Company is currently incurring significant cash expenditures in developing the Côté Gold project. The Company’s portion of funding the unincorporated joint venture to complete the construction of the Côté Gold project is estimated to be between $800 and $875 million from January 1, 2023. The Company’s joint venture partner, Sumitomo Metal Mining Co. Ltd. (“SMM”) will be funding up to $340 million of this amount on behalf of the Company as per the funding agreement entered into with SMM on December 19, 2022 (note 6). The Company intends to use the funds received from the sale of Rosebel and the anticipated proceeds from the sale of the Bambouk assets in West Africa to fund the remaining portion of the Côté Gold project.